Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The exercise price or issue price of each stock option or other equity award granted under our 2010 Stock Incentive Plan is the closing price of our common stock on the date of grant. The grant dates for our annual equity awards for our U.S.-based employees, including our named executive officers listed in the Summary Compensation Table, are the dates of the regularly scheduled meetings (or actions without meetings taken following decisions at meetings) of our Compensation Committee (or a subcommittee of that committee), which occur in July of each year. The grant dates for our annual equity awards for our non-U.S.-based executive officers and employees are the dates of the regularly scheduled meetings of our Compensation Committee held at the beginning of each year, at which salary adjustments, cash bonuses under our incentive compensation plan for all executive officers and employees and equity awards for our non-U.S.-based executive officers and employees are determined. Outside of our annual equity award grant cycle, we make equity award grants to newly hired non-executive employees on the first working day of each month following the date of hire. We typically make equity award grants for newly hired executive officers on their start dates. We do not coordinate the timing of equity award grants with the release of financial results or other releases of material nonpublic information by our Company, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Under our 2010 Stock Incentive Plan, we may not reprice or replace options at lower exercise prices without shareholder approval.

Award Timing Method	The grant dates for our annual equity awards for our U.S.-based employees, including our named executive officers listed in the Summary Compensation Table, are the dates of the regularly scheduled meetings (or actions without meetings taken following decisions at meetings) of our Compensation Committee (or a subcommittee of that committee), which occur in July of each year. The grant dates for our annual equity awards for our non-U.S.-based executive officers and employees are the dates of the regularly scheduled meetings of our Compensation Committee held at the beginning of each year, at which salary adjustments, cash bonuses under our incentive compensation plan for all executive officers and employees and equity awards for our non-U.S.-based executive officers and employees are determined. Outside of our annual equity award grant cycle, we make equity award grants to newly hired non-executive employees on the first working day of each month following the date of hire. We typically make equity award grants for newly hired executive officers on their start dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not coordinate the timing of equity award grants with the release of financial results or other releases of material nonpublic information by our Company, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false